DEBT (Details) - Line of Credit – Related Party - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Notes payable		$ 2,750,000	$ 1,417,307
Unamortized debt discount	$ (800,318)	(1,934,750)	(279,435)
		815,250	1,137,872
Less: Current portion			(986,475)
Long-term portion	1,280,932	815,250	151,397
12% Convertible Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 2,081,250	2,750,000
Unamortized debt discount		$ (2,450,000)		$ (1,605,000)
10% Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable			659,000
The Greenhouse [Member] | 14% Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable			600,000
Pueblo West Property [Member] | 8.5% Convertible [Member]
Debt Instrument [Line Items]
Notes payable			$ 158,307